Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Unit	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts		$ 13	$ 302
Vessel Depreciation [Abstract]
Estimated useful life of vessel		30 years
Impairment of Long-Lived Assets (Vessels) [Abstract]
Charter rates assumed for asset impairment		Combination of 2-year forward freight agreements and the median of the trailing 10-year historical charter rates available for each type of vessel
Period of forward freight agreements		2 years
Period within which historical charter rates available for each type of vessel		10 years
Annual inflation rate assumed for asset impairment (in hundredths)		2.50%
Fleet utilization assumed for asset impairment (in hundredths)		98.00%
Impairment loss for vessels		0	3,564	147,143
Goodwill [Abstract]
Number of reporting unit	1
Weighted average cost of capital (in hundredths)	7.42%
Impairment loss for goodwill		0	0	4,365
Income Taxes [Abstract]
Minimum percentage for recognition of income tax position (in hundredths)		50.00%
Hong kong tax rate (in hundredths)		16.50%
Foreign exchange tax		61
Minimum stock ownership percentage for tax exemption (in hundredths)		50.00%
Minimum vote and value percentage of regularly traded stock (in hundredths)		50.00%
Significant shareholder percentage (in hundredths)		5.00%
Minimum percentages of shipping income would be treated as being United States source income (in hundredths)		50.00%
Tax rate on US source shipping income (in hundredths)		2.00%
Unrecognized tax expense for tax exempt entitiy		$ 0	$ 25	$ 85
Segment Reporting [Abstract]
Number of reportable segments		1
Minimum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Dry-docking and special survey cost amortization period		2 years
Maximum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Dry-docking and special survey cost amortization period		3 years